Note 11 - Equity Transactions (Narrative) (Q2) (Details) - USD ($)			1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 13, 2019	Dec. 11, 2019	Jun. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2019	Jun. 14, 2019	Jun. 11, 2019
Warrants Exercised											1,000,000		94,727,180	8,301,864
Common stock issued upon conversion of short term notes payable, amount							$ 90,745	$ 263,984	$ 180,000	$ 266,667	$ 354,729			$ 0
Common stock issued upon conversion of advances from related parties, amount							16,000	2,098			$ 18,098	$ 180,000
Fair value of shares issued for services							$ 517,500	$ 200,000					$ 28,500	$ 181,500
Common stock, shares issued, shares	2,250,000
Common stock, par value			$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Proceeds from Common stock issued in conjunction with offering							$ 150,000
Stock option exercised, shares											225,000		0	0
Proceeds from stock option exercised											$ 44,250	$ 0
Litigation Settlement
Restricted common stock issued, shares											200,000
Fair value of restricted common stock issued											$ 50,000
Private Placement
Common stock, shares issued, shares		21,071,143
Common stock, par value		$ 0.14
Common stock issued in conjunction with offering, shares											1,071,428
Proceeds from Common stock issued in conjunction with offering											$ 150,000
Consulting Agreement
Term of consulting agreement											6 months
Shares to be issued for services, shares						1,000,000
Additional shares to be issued for services, shares						1,000,000
Shares issued for services, shares				1,000,000	1,000,000
Fair value of shares issued for services											$ 380,000
Consulting Agreement Extended
Shares to be issued for services, shares						2,000,000
Shares issued for services, shares			1,000,000
Fair value of shares issued for services											$ 287,500
Class P Warrant
Warrants Exercised											1,000,000
Warrant exercise price/share			$ 0.20				$ 0.20				$ 0.20		$ 0.01		$ 0.20	$ 0.01	$ 0.20
Class P Warrant | Warrant Agreement
Common stock issued upon exercise of warrants							1,000,000				1,000,000
Warrants Exercised							1,000,000				1,000,000
Warrant exercise price/share			$ 0.01				$ 0.01				$ 0.01
Class L Warrant
Warrants Exercised													57,133,339	6,639,834
Common stock issued upon conversion of short term notes payable, shares											2,579,789
Common stock issued upon conversion of short term notes payable, amount											$ 354,729
Series A Warrant
Common stock issued upon conversion of advances from related parties, shares											262,811
Common stock issued upon conversion of advances from related parties, amount											$ 18,098